UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 360 Madison Ave., 24Th Floor
         New York, NY  10017

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     February 12, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $212,685 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MEDICAL OPTICS INC    COM              00763M108     6500   543000 SH       SOLE                   543000        0        0
AGERE SYS INC                  CL B             00845V209      560   400000 SH       SOLE                   400000        0        0
ALLMERICA FINL CORP            COM              019754100     1274   126100 SH       SOLE                   126100        0        0
BINDVIEW DEV CORP              COM              090327107     3730  2590300 SH       SOLE                  2590300        0        0
COMCAST CORP NEW               CL A SPL         20030N200    22550  1000000 SH       SOLE                  1000000        0        0
FIDELITY NATL FINL INC         COM              316326107     6916   210657 SH       SOLE                   210657        0        0
FIRST CMNTY BANCORP CALIF      COM              31983B101     5649   171493 SH       SOLE                   171493        0        0
GENESIS HEALTH VENTURE INC N   COM              37183F107     4635   300000 SH       SOLE                   300000        0        0
INSIGNIA FINL GROUP INC NEW    COM              45767A105     7318  1009400 SH       SOLE                  1009400        0        0
INTERSIL CORP                  CL A             46069S109     2096   150000 SH       SOLE                   150000        0        0
KINDRED HEALTHCARE INC         COM              494580103     2723   150000 SH       SOLE                   150000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    26585  2973719 SH       SOLE                  2973719        0        0
LOCAL FINL CORP                COM              539553107     6929   473000 SH       SOLE                   473000        0        0
LUFKIN INDS INC                COM              549764108     4366   186100 SH       SOLE                   186100        0        0
M D C HLDGS INC                COM              552676108    10460   273400 SH       SOLE                   273400        0        0
PATINA OIL & GAS CORP          COM              703224105     3165   100000 SH       SOLE                   100000        0        0
PENN VA CORP                   COM              707882106    31988   880000 SH       SOLE                   880000        0        0
PG&E CORP                      COM              69331C108    12510   900000 SH       SOLE                   900000        0        0
PLAINS EXPL & PRODTN CO L P    COM              726505100     5346   548300 SH       SOLE                   548300        0        0
PLAINS RES INC                 COM PAR $0.10    726540503     1317   111100 SH       SOLE                   111100        0        0
POTLATCH CORP                  COM              737628107    19582   820000 SH       SOLE                   820000        0        0
RESONATE INC                   COM              76115Q104      388   220300 SH       SOLE                   220300        0        0
SILICON LABORATORIES INC       COM              826919102     4410   231000 SH       SOLE                   231000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     2583   300000 SH       SOLE                   300000        0        0
TENET HEALTHCARE CORP          COM              88033G100    18040  1100000 SH       SOLE                  1100000        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     1065   250000 SH       SOLE                   250000        0        0